UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06490
BNY Mellon Investment Funds V, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
10/31
Date of reporting period:
4/30/26
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Developed Markets Real Estate Securities Fund
ITEM 1 - Reports to Stockholders
BNY Mellon Developed Markets Real Estate Securities Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Class A – DRLAX
This semi-annual shareholder report contains important information about BNY Mellon Developed Markets Real Estate Securities Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$68	1.30%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$332	107	21.36%
Portfolio Holdings (as of 4/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

United States
64.9%
Japan
8.4%
Australia
6.6%
Hong Kong
3.4%
United Kingdom
3.3%
Singapore
2.7%
France
2.2%
Canada
1.7%
Germany
1.5%
Belgium
1.4%
Spain
1.3%
Sweden
1.0%
Net Other Assets and Liabilities
1.6%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6593SA0426

BNY Mellon Developed Markets Real Estate Securities Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Class C – DGBCX
This semi-annual shareholder report contains important information about BNY Mellon Developed Markets Real Estate Securities Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$107	2.05%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$332	107	21.36%
Portfolio Holdings (as of 4/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6517SA0426

BNY Mellon Developed Markets Real Estate Securities Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Class I – DRLIX
This semi-annual shareholder report contains important information about BNY Mellon Developed Markets Real Estate Securities Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$55	1.05%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$332	107	21.36%
Portfolio Holdings (as of 4/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6594SA0426

BNY Mellon Developed Markets Real Estate Securities Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Class Y – DRLYX
This semi-annual shareholder report contains important information about BNY Mellon Developed Markets Real Estate Securities Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$55	1.05%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$332	107	21.36%
Portfolio Holdings (as of 4/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0985SA0426

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Developed Markets Real Estate Securities Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
April 30, 2026

Class	Ticker
A	DRLAX
C	DGBCX
I	DRLIX
Y	DRLYX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Developed Markets Real Estate Securities Fund
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2%
Australia — 6.6%
Dexus	287,380	1,292,637
DigiCo Infrastructure REIT(a)	265,460	461,101
Gemlife Communities Group(b)	155,420	526,209
Goodman Group	394,170	8,527,216
Ingenia Communities Group	162,410	466,478
Mirvac Group	1,848,740	2,270,679
NEXTDC Ltd.(b)	268,350	2,790,118
Region Group	194,163	325,398
Scentre Group	1,329,690	3,580,446
Stockland	286,440	837,829
The GPT Group	193,569	671,223
		21,749,334
Belgium — 1.4%
Aedifica SA	31,489	2,667,838
Warehouses De Pauw, CVA	79,760	2,111,352
		4,779,190
Canada — 1.7%
Chartwell Retirement Residences	175,830	2,788,220
RioCan Real Estate Investment Trust	183,800	2,876,716
		5,664,936
France — 2.2%
Gecina SA	17,930	1,515,709
Mercialys SA	67,800	993,683
Unibail-Rodamco-Westfield	37,810	4,608,827
		7,118,219
Germany — 1.5%
LEG Immobilien SE	32,712	2,287,340
TAG Immobilien AG	37,060	643,995
Vonovia SE	79,560	2,141,796
		5,073,131
Hong Kong — 3.4%
Henderson Land Development Co. Ltd.(a)	357,000	1,411,358
Hongkong Land Holdings Ltd.	166,790	1,322,812
Link REIT	596,700	2,999,673
Sun Hung Kai Properties Ltd.	213,000	3,735,880
Swire Properties Ltd.	70,951	226,770
Wharf Real Estate Investment Co. Ltd.	497,500	1,559,719
		11,256,212
Ireland — .3%
Irish Residential Properties REIT PLC	704,293	890,063
Japan — 8.4%
Advance Residence Investment Corp.	775	800,544
Comforia Residential REIT, Inc.	2,041	1,436,721
Daiwa Office Investment Corp.	280	597,899
GLP J-REIT	2,028	1,758,736
Invincible Investment Corp.	2,274	895,015
Japan Real Estate Investment Corp.	2,047	1,568,653
Kasumigaseki Hotel REIT Investment Corp.	679	431,673

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Japan — 8.4% (continued)
KDX Realty Investment Corp.	1,696	1,774,250
LaSalle Logiport REIT	591	576,335
Mitsubishi Estate Co. Ltd.	143,000	4,077,061
Mitsui Fudosan Co. Ltd.	544,500	5,955,990
Nippon Building Fund, Inc.	1,907	1,603,004
Nomura Real Estate Master Fund, Inc.	2,015	2,080,382
Sumitomo Realty & Development Co. Ltd.	140,800	4,389,117
		27,945,380
Luxembourg — .2%
Shurgard Self Storage Ltd.	22,470	695,108
Mexico — .4%
Corp Inmobiliaria Vesta SAB de CV, ADR	38,725	1,378,610
Singapore — 2.7%
CapitaLand Ascendas REIT	1,274,060	2,501,363
CapitaLand Integrated Commercial Trust	599,100	1,113,191
CapitaLand Investment Ltd.	550,000	1,207,153
City Developments Ltd.	95,500	615,538
Frasers Centrepoint Trust	816,330	1,502,213
Keppel REIT(a)	1,555,500	1,096,734
NTT DC REIT(b)	962,600	945,720
		8,981,912
Spain — 1.3%
Cellnex Telecom SA(c)	32,950	1,108,464
Merlin Properties Socimi SA	188,080	3,283,327
		4,391,791
Sweden — 1.0%
Castellum AB	113,130	1,447,937
Catena AB	33,180	1,564,493
Fabege AB(a)	38,410	322,138
		3,334,568
Switzerland — .5%
Swiss Prime Site AG	8,878	1,539,667
United Kingdom — 3.3%
Derwent London PLC	37,770	882,203
Hammerson PLC	162,330	732,311
LondonMetric Property PLC	704,015	1,824,041
Primary Health Properties PLC	1,129,776	1,435,179
The British Land Company PLC	474,987	2,524,841
The UNITE Group PLC	197,320	1,251,219
Tritax Big Box REIT PLC	1,139,450	2,356,338
		11,006,132
United States — 64.3%
Agree Realty Corp.(a),(d)	74,640	5,755,490
Alexandria Real Estate Equities, Inc.(d)	43,813	1,774,865
American Healthcare REIT, Inc.(d)	68,380	3,472,336
American Homes 4 Rent, Cl. A(d)	107,360	3,418,342
Americold Realty Trust, Inc.(a),(d)	43,880	536,652
Brixmor Property Group, Inc.(d)	249,519	7,508,027
Broadstone Net Lease, Inc.(a),(d)	49,450	979,110
Camden Property Trust(d)	64,920	6,817,898
Cousins Properties, Inc.(d)	99,490	2,547,939

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
United States — 64.3% (continued)
CubeSmart(d)	44,455	1,799,538
DiamondRock Hospitality Co.(d)	157,120	1,602,624
Digital Realty Trust, Inc.(d)	66,900	13,442,886
Equinix, Inc.(d)	19,000	20,573,770
Equity LifeStyle Properties, Inc.(d)	60,040	3,799,932
Extra Space Storage, Inc.(d)	47,700	6,836,841
First Industrial Realty Trust, Inc.(d)	94,910	5,885,369
Healthcare Realty Trust, Inc.(d)	159,120	2,975,544
Host Hotels & Resorts, Inc.(d)	188,440	3,981,737
Invitation Homes, Inc.(d)	154,610	4,448,130
Iron Mountain, Inc.(d)	46,400	5,845,936
Janus Living, Inc.(b),(d)	62,658	1,644,146
Kimco Realty Corp.(d)	263,650	6,232,686
Kite Realty Group Trust(a),(d)	221,775	5,801,634
Lineage, Inc.(d)	10,810	398,673
LXP Industrial Trust(d)	30,750	1,565,790
Mid-America Apartment Communities, Inc.(d)	9,760	1,260,797
Omega Healthcare Investors, Inc.(d)	75,568	3,549,429
Prologis, Inc.(d)	116,530	16,549,591
Public Storage(d)	18,820	5,692,109
Realty Income Corp.(d)	77,420	4,973,461
Rexford Industrial Realty, Inc.(d)	37,090	1,331,160
Ryman Hospitality Properties, Inc.(d)	7,680	807,091
Sabra Health Care REIT, Inc.(a),(d)	105,320	2,175,911
Simon Property Group, Inc.(d)	25,790	5,253,681
SL Green Realty Corp.(d)	32,826	1,392,151
The Macerich Company(d)	174,620	3,794,493
UDR, Inc.(d)	212,600	7,725,884
Ventas, Inc.(d)	125,100	10,991,286
VICI Properties, Inc.(d)	113,070	3,301,644
Vornado Realty Trust(d)	87,690	2,621,054
Welltower, Inc.(d)	103,970	22,596,840
		213,662,477
Total Equity Securities - Common Stocks (cost $249,489,036)		329,466,730

Number of Rights
Rights — .0%
Australia — .0%
NEXTDC Ltd., expiring 5/12/2026 (cost $0)	41,929	46,488

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .6%
Registered Investment Companies — .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $1,960,223)	3.70	1,960,223	1,960,223
Total Investments (cost $251,449,259)		99.8%	331,473,441
Cash and Receivables (Net)		.2%	678,375
Net Assets		100.0%	332,151,816

ADR—American Depositary Receipt
CVA—Company Voluntary Arrangement
REIT—Real Estate Investment Trust

(a)
Security, or portion thereof, on loan. At April 30, 2026, the value of the fund’s securities on loan was $12,700,789 and the value of the collateral was
$12,973,548, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, these securities amounted to $1,108,464 or .3% of net assets.

(d)	Investment in real estate investment trust within the United States.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2025	Purchases ($)†	Sales ($)	Value ($) 4/30/2026	Dividends/ Distributions ($)
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .6%	717,925	20,019,941	(18,777,643)	1,960,223	29,130
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	439,369	8,322,321	(8,761,690)	-	7,793††
Total - .6%	1,157,294	28,342,262	(27,539,333)	1,960,223	36,923

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $12,700,789)—Note 1(c):
Unaffiliated issuers	249,489,036	329,513,218
Affiliated issuers	1,960,223	1,960,223
Cash denominated in foreign currency	55,188	55,446
Receivable for investment securities sold		1,010,558
Dividends and securities lending income receivable		593,567
Tax reclaim receivable—Note 1(b)		210,410
Receivable for shares of Common Stock subscribed		98,114
Prepaid expenses		45,289
		333,486,825
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		278,823
Payable for investment securities purchased		822,600
Payable for shares of Common Stock redeemed		146,009
Directors’ fees and expenses payable		4,001
Other accrued expenses		83,576
		1,335,009
Net Assets ($)		332,151,816
Composition of Net Assets ($):
Paid-in capital		292,807,215
Total distributable earnings (loss)		39,344,601
Net Assets ($)		332,151,816

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	8,544,330	45,765	53,155,072	270,406,649
Shares Outstanding	883,756	4,806	5,623,177	28,593,214
Net Asset Value Per Share ($)	9.67	9.52	9.45	9.46
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2026 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $182,906 foreign taxes withheld at source):
Unaffiliated issuers	5,679,402
Affiliated issuers	29,130
Affiliated income net of rebates from securities lending—Note 1(c)	7,793
Total Income	5,716,325
Expenses:
Management fee—Note 3(a)	1,489,313
Professional fees	64,747
Shareholder servicing costs—Note 3(c)	40,424
Registration fees	34,311
Chief Compliance Officer fees—Note 3(c)	19,791
Directors’ fees and expenses—Note 3(d)	13,524
Custodian fees—Note 3(c)	13,394
Shareholder and regulatory reports service fees—Note 3(c)	10,000
Prospectus and shareholders’ reports	8,490
Loan commitment fees—Note 2	3,869
Distribution plan fees—Note 3(b)	208
Miscellaneous	16,622
Total Expenses	1,714,693
Less—reduction in expenses due to undertaking—Note 3(a)	(54,995)
Net Expenses	1,659,698
Net Investment Income	4,056,627
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	141,901
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	30,570,965
Net Realized and Unrealized Gain (Loss) on Investments	30,712,866
Net Increase in Net Assets Resulting from Operations	34,769,493
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025

Operations ($):
Net investment income	4,056,627	6,755,646
Net realized gain (loss) on investments	141,901	3,035,519
Net change in unrealized appreciation (depreciation) on investments	30,570,965	(36,554)
Net Increase (Decrease) in Net Assets Resulting from Operations	34,769,493	9,754,611
Distributions ($):
Distributions to shareholders:
Class A	(216,019)	(227,168)
Class C	(763)	(4,929)
Class I	(1,486,526)	(1,268,014)
Class Y	(7,588,832)	(6,625,643)
Total Distributions	(9,292,140)	(8,125,754)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	341,595	1,431,155
Class C	2,690	-
Class I	6,459,732	13,067,304
Class Y	17,559,445	39,944,191
Distributions reinvested:
Class A	207,665	219,238
Class C	763	4,929
Class I	1,453,979	1,236,981
Class Y	1,481,811	1,399,395
Cost of shares redeemed:
Class A	(870,444)	(3,468,495)
Class C	(25,155)	(241,015)
Class I	(8,818,674)	(13,667,037)
Class Y	(22,518,199)	(55,120,551)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(4,724,792)	(15,193,905)
Total Increase (Decrease) in Net Assets	20,752,561	(13,565,048)
Net Assets ($):
Beginning of Period	311,399,255	324,964,303
End of Period	332,151,816	311,399,255

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025

Capital Share Transactions (Shares):
Class A(a)
Shares sold	37,636	164,547
Shares issued for distributions reinvested	23,679	26,511
Shares redeemed	(95,569)	(402,131)
Net Increase (Decrease) in Shares Outstanding	(34,254)	(211,073)
Class C
Shares sold	309	-
Shares issued for distributions reinvested	88	609
Shares redeemed	(2,785)	(29,053)
Net Increase (Decrease) in Shares Outstanding	(2,388)	(28,444)
Class I(a)
Shares sold	725,603	1,559,795
Shares issued for distributions reinvested	169,659	152,902
Shares redeemed	(1,003,918)	(1,640,754)
Net Increase (Decrease) in Shares Outstanding	(108,656)	71,943
Class Y(a)
Shares sold	1,968,999	4,750,325
Shares issued for distributions reinvested	172,906	172,978
Shares redeemed	(2,522,903)	(6,582,661)
Net Increase (Decrease) in Shares Outstanding	(380,998)	(1,659,358)

(a)
During the period ended April 30, 2026, 240,175 Class Y shares representing $2,151,153 were exchanged for 240,263 Class I shares. During the period ended
October 31, 2025, 11,603 Class Y shares representing $100,715 were exchanged for 11,393 Class A shares and 593,678 Class Y shares representing
$4,991,835 were exchanged for 594,047 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
Class A Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	8.91	8.84	6.83	7.58	10.84	7.62
Investment Operations:
Net investment income(a)	.11	.17	.20	.18	.15	.14
Net realized and unrealized gain (loss) on investments	.89	.10	2.00	(.39 )	(2.60)	3.15
Total from Investment Operations	1.00	.27	2.20	(.21 )	(2.45)	3.29
Distributions:
Dividends from net investment income	(.24 )	(.20 )	(.19 )	(.12 )	(.30 )	(.07 )
Dividends from net realized gain on investments	-	-	-	(.42 )	(.51 )	-
Total Distributions	(.24 )	(.20 )	(.19 )	(.54 )	(.81 )	(.07 )
Net asset value, end of period	9.67	8.91	8.84	6.83	7.58	10.84
Total Return (%)(b)	11.50 (c)	3.25	32.54	(3.39)	(24.52)	43.44
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.51 (d)	1.50	1.77	1.61	2.55	2.10
Ratio of net expenses to average net assets(e)	1.30 (d)	1.30 (f)	1.30 (f)	1.31 (f)	1.30 (f)	1.30
Ratio of net investment income to average net assets(e)	2.34 (d)	2.01 (f)	2.45 (f)	2.32 (f)	1.58 (f)	1.38
Portfolio Turnover Rate	21.36 (c)	39.68	47.81	54.85	74.59	84.48
Net Assets, end of period ($ x 1,000)	8,544	8,181	9,981	8,944	17,007	22,767

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
Class C Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	8.68	8.61	6.65	7.38	10.58	7.43
Investment Operations:
Net investment income(a)	.07	.10	.14	.12	.07	.06
Net realized and unrealized gain (loss) on investments	.87	.11	1.95	(.38 )	(2.53)	3.09
Total from Investment Operations	.94	.21	2.09	(.26 )	(2.46)	3.15
Distributions:
Dividends from net investment income	(.10 )	(.14 )	(.13 )	(.05 )	(.23 )	(.00 )(b)
Dividends from net realized gain on investments	-	-	-	(.42 )	(.51 )	-
Total Distributions	(.10 )	(.14 )	(.13 )	(.47 )	(.74 )	(.00 )(b)
Net asset value, end of period	9.52	8.68	8.61	6.65	7.38	10.58
Total Return (%)(c)	10.97 (d)	2.53	31.53	(4.04)	(25.11)	42.42
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.18 (e)	2.56	2.42	2.38	2.27	2.23
Ratio of net expenses to average net assets(f)	2.05 (e)	2.05 (g)	2.05 (g)	2.06 (g)	2.05 (g)	2.05
Ratio of net investment income to average net assets(f)	1.60 (e)	1.21 (g)	1.71 (g)	1.56 (g)	.80 (g)	.61
Portfolio Turnover Rate	21.36 (d)	39.68	47.81	54.85	74.59	84.48
Net Assets, end of period ($ x 1,000)	46	62	307	266	453	685

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Exclusive of sales charge.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount inclusive of reduction in expenses due to undertaking.
(g)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
Class I Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	8.73	8.67	6.71	7.45	10.68	7.51
Investment Operations:
Net investment income(a)	.11	.19	.21	.18	.17	.15
Net realized and unrealized gain (loss) on investments	.87	.09	1.97	(.36 )	(2.56)	3.11
Total from Investment Operations	.98	.28	2.18	(.18 )	(2.39)	3.26
Distributions:
Dividends from net investment income	(.26 )	(.22 )	(.22 )	(.14 )	(.33 )	(.09 )
Dividends from net realized gain on investments	-	-	-	(.42 )	(.51 )	-
Total Distributions	(.26 )	(.22 )	(.22 )	(.56 )	(.84 )	(.09 )
Net asset value, end of period	9.45	8.73	8.67	6.71	7.45	10.68
Total Return (%)	11.59 (b)	3.47	32.83	(3.00)	(24.41)	43.93
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.15 (c)	1.15	1.15	1.15	1.11	1.08
Ratio of net expenses to average net assets(d)	1.05 (c)	1.05 (e)	1.05 (e)	1.06 (e)	1.05 (e)	1.05
Ratio of net investment income to average net assets(d)	2.59 (c)	2.23 (e)	2.62 (e)	2.38 (e)	1.85 (e)	1.53
Portfolio Turnover Rate	21.36 (b)	39.68	47.81	54.85	74.59	84.48
Net Assets, end of period ($ x 1,000)	53,155	50,049	49,056	32,745	36,804	55,310

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
Class Y Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	8.74	8.67	6.71	7.45	10.68	7.51
Investment Operations:
Net investment income(a)	.11	.19	.21	.18	.17	.16
Net realized and unrealized gain (loss) on investments	.87	.10	1.97	(.36 )	(2.56)	3.11
Total from Investment Operations	.98	.29	2.18	(.18 )	(2.39)	3.27
Distributions:
Dividends from net investment income	(.26 )	(.22 )	(.22 )	(.14 )	(.33 )	(.10 )
Dividends from net realized gain on investments	-	-	-	(.42 )	(.51 )	-
Total Distributions	(.26 )	(.22 )	(.22 )	(.56 )	(.84 )	(.10 )
Net asset value, end of period	9.46	8.74	8.67	6.71	7.45	10.68
Total Return (%)	11.58 (b)	3.59	32.83	(3.00)	(24.39)	43.77
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.07 (c)	1.06	1.08	1.08	1.04	1.03
Ratio of net expenses to average net assets(d)	1.05 (c)	1.05 (e)	1.05 (e)	1.06 (e)	1.04 (e)	1.03
Ratio of net investment income to average net assets(d)	2.60 (c)	2.23 (e)	2.67 (e)	2.41 (e)	1.85 (e)	1.63
Portfolio Turnover Rate	21.36 (b)	39.68	47.81	54.85	74.59	84.48
Net Assets, end of period ($ x 1,000)	270,407	253,107	265,621	217,020	305,166	451,611

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Developed Markets Real Estate Securities Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds V, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek to maximize total return consisting of capital appreciation and current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. CenterSquare Investment Management LLC (the “Sub-Adviser”), serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 750 million shares of $.001 par value of Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized), Class I (400 million shares authorized) and Class Y (200 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear distribution and/or shareholder services plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no distribution or shareholder services plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no distribution or shareholder services plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Company are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Company’s Board of Directors (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
The following is a summary of the inputs used as of April 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	220,706,023	108,760,707††	—	329,466,730
Rights	—	46,488††	—	46,488
Investment Companies	1,960,223	—	—	1,960,223
	222,666,246	108,807,195	—	331,473,441

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2026, BNY earned $1,062 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of April 30, 2026, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	12,700,789
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(12,700,789)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
Real Estate Sector Risk:The securities of issuers that are principally engaged in the real estate sector may be subject to risks similar to those associated with the direct ownership of real estate. These include: declines in real estate values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and operating expenses; overbuilding; fluctuations in rental income; changes in interest rates; possible lack of availability of mortgage funds or financing; extended vacancies of properties; changes in tax and regulatory requirements (including zoning laws and environmental restrictions); losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; and casualty or condemnation losses. In addition, the performance of the economy in each of the regions and countries in which the real estate owned by a portfolio company is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended April 30, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended October 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $29,455,386 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2025. The fund has $14,341,329 of short-term capital losses and $15,114,057 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2025 was as follows: ordinary income $8,125,754. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2026, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .95% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from November 1, 2025 through February 27, 2027, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05% of the value of the fund’s average daily net assets. On or after February 27, 2027, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $54,995 during the period ended April 30, 2026.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .46% of the value of the fund’s average daily net assets.
During the period ended April 30, 2026, the Distributor retained $1 from commissions earned on sales of the fund’s Class A shares.
(b) Under the distribution plan adopted pursuant to Rule 12b-1 under the Act (the “Distribution Plan”), Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more service agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to service agents and the basis on which such payments are made. During the period ended April 30, 2026, Class C shares were charged $208 pursuant to the Distribution Plan.
(c) Under the shareholder services plan (the “Shareholder Services Plan”), Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to service agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to service agents. During the period ended April 30, 2026, Class A and Class C shares were charged $10,210 and $69, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2026, the fund was charged $2,949 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2026, the fund was charged $13,394 pursuant to the custody agreement.
During the period ended April 30, 2026, the fund was charged $19,791 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended April 30, 2026, the Custodian was compensated $10,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $252,261, Distribution Plan fees of $27, Shareholder Services Plan fees of $1,731, Custodian fees of $15,000, Chief Compliance Officer fees of $6,964, Transfer Agent fees of $1,042 and shareholder and regulatory reports service fees of $10,000, which are offset against an expense reimbursement currently in effect in the amount of $8,202.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2026, amounted to $67,225,125 and $78,426,589, respectively.
At April 30, 2026, accumulated net unrealized appreciation on investments was $80,024,182, consisting of $87,155,895 gross unrealized appreciation and $7,131,713 gross unrealized depreciation.
At April 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $33,315.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on March 5-6, 2026, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which CenterSquare Investment Management LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional global real estate funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional global real estate funds (the “Performance Universe”), all for various periods ended December 31, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of institutional global real estate funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group median and the Performance Universe median for all periods, except for the one-year period when the fund’s total return performance was slightly below the Performance Group median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s performance benchmark index, and it was noted that the fund’s returns were above the returns of the index in nine of the ten calendar years shown. The Board noted that the fund had a four-star overall rating from Morningstar, a five-star rating for the five-year period and a four-star rating for each of the three- and ten-year periods based on Morningstar’s risk-adjusted return measures.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and higher than the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until February 27, 2027, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05%.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since the Adviser, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was satisfied with the fund’s performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2026 BNY Mellon Securities Corporation
Code-6593NCSRSA0426

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable. (a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds V, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 22, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: June 22, 2026

EXHIBIT INDEX

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)